Long-Term Debt and Capital Lease Obligations (Details 3) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jul. 17, 2012	Dec. 31, 2013	Dec. 31, 2012	Jul. 17, 2012 Prior Senior Secured Credit Facilities	Mar. 31, 2014 Notes	Dec. 31, 2013 Notes	Mar. 31, 2014 Notes Maximum	Dec. 31, 2013 Notes Maximum	Jul. 17, 2012 Notes WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Mar. 31, 2014 Senior Notes	Dec. 31, 2013 Senior Notes	Jul. 17, 2012 Senior Notes	Mar. 31, 2014 Senior Notes WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Dec. 31, 2013 Senior Notes WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Jul. 17, 2012 Senior Notes WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Mar. 31, 2014 Senior Subordinated Notes, net of discounts	Dec. 31, 2013 Senior Subordinated Notes, net of discounts	Mar. 31, 2014 Senior Subordinated Notes, net of discounts WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Dec. 31, 2013 Senior Subordinated Notes, net of discounts WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Jul. 17, 2012 Senior Subordinated Notes, net of discounts WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer	Dec. 31, 2013 Prior Senior Secured Term Loan LIBOR Minimum	Dec. 31, 2013 Prior Senior Secured Term Loan Alternate base rate Minimum	Apr. 02, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Jul. 17, 2012 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Mar. 31, 2014 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities LIBOR	Dec. 31, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities LIBOR	Dec. 31, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities Alternate base rate	Mar. 31, 2014 Prior Revolving Credit Facility Maximum	Dec. 31, 2013 Prior Revolving Credit Facility Maximum	Mar. 31, 2014 Prior Revolving Credit Facility Minimum	Dec. 31, 2013 Prior Revolving Credit Facility Minimum	Jul. 17, 2012 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities	Mar. 31, 2014 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities LIBOR	Dec. 31, 2013 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities LIBOR	Mar. 31, 2014 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities Alternate base rate	Dec. 31, 2013 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities Alternate base rate	Jul. 17, 2012 First Term loan Prior Senior Secured Credit Facilities	Jul. 17, 2012 Incremental First Term Loan Prior Senior Secured Credit Facilities	Jul. 17, 2012 Second Term Loan Prior Senior Secured Credit Facilities	Jul. 17, 2012 Revolver Prior Senior Secured Credit Facilities	Jan. 13, 2012 CoBank Mid-Michigan Assets Acquisition	Jan. 13, 2012 CoBank Term Loan Mid-Michigan Assets Acquisition	Jul. 17, 2012 CoBank Term Loan Prior Senior Secured Credit Facilities	Jan. 13, 2012 CoBank Revolver Mid-Michigan Assets Acquisition	Nov. 27, 2013 Term B-1 Loans Prior Senior Secured Credit Facilities
Long-Term Debt and Capital Lease Obligations
Face amount												$ 725.0			$ 725.0					$ 295.0				$ 1,920.0								$ 200.0					$ 975.0	$ 250.0	$ 235.0	$ 100.0		$ 40.0		$ 8.5
Original issuance discount		3.9														3.7	3.9			4.9
Payment of debt issuance fees and expenses		2.3	158.0	135.4					30.0																																0.6
Debt issued as a percentage of par value																				98.337%
Interest rate (as a percent)													10.25%	10.25%				13.375%	13.375%
Redemption price as a percentage of the principal amount					100.00%	100.00%
Percentage of the aggregate principal amount of either series of notes redeemable before July 15, 2015 with net proceeds of certain equity offerings							40.00%	40.00%
Redemption price as a percentage of principal amount with the net proceeds of equity offerings before July 15, 2015										110.25%	110.25%					113.375%	113.375%
Term of debt instrument																								6 years								5 years									9 years	9 years		9 years
Additional Borrowings from credit facility																																48.0
Repayment of outstanding principal																																					943.3	244.4	234.0	35.0			40.0
Bridge loan commitment fee				15.3
Description of variable rate basis																					LIBOR	ABR			LIBOR	LIBOR	ABR						LIBOR	LIBOR	ABR	ABR
Basis spread on variable rate (as a percent)																					1.25%	2.25%											5.00%	5.00%	4.00%	4.00%
Applicable Margin added to variable rate																										0.05	0.04		0.0500		0.0375
Commitment fee on the unused portion of the credit facility (as a percent)																												0.50%	0.50%	0.375%	0.375%
Loss on extinguishment of debt	$ 8.3	$ 58.1	$ 8.3																				$ 57.3																						$ 0.8